UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital Management, L.P.
Address:  125 High Street, 9th Floor, Oliver Tower
          Boston, MA 02110

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form Person Signing this Report on Behalf of Reporting Manager:

Name:    William MacLallan
Title:   Chief Financial Officer
Phone:   617-279-2410
Signature, Place and Date of Signing:

      May 6, 2001, New York, New York

/s/ William MacLellan
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Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    46268


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                                                               FORM 13F INFORMATION TABLE                         VOTING AUTHORITY
--------------------------------- -------------------------- ------------------------------- ------------------ --------------------
--------------------------------- --------------- ---------- -------- ---------- ---- ------ -------- --------- ------ ------ ------
         NAME OF ISSUER           TITLE OF CLASS    CUSIP     VALUE    SHARES/   SH/  PUT/   INVESTMT   OTHER   SOLE   SHARED NONE
                                                             X($1000)  PRN AMT   PRN  CALL   DISCRETN MANAGERS
--------------------------------- --------------- ---------- -------- ---------- ---- ------ -------- --------- ------ ------ ------
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D ACTIVISION INC NEW COM NEW     COMMON STOCK    004930202  2796      115000    SH            SOLE              115000   0        0
D ADOBE SYS INC COM              COMMON STOCK    00724F101  2972       85000    SH            SOLE              85000    0        0
D ARIBA INC COM                  COMMON STOCK    04033V104  395        50000    SH            SOLE              50000    0        0
D AUTODESK INC COM               COMMON STOCK    052769106  3056      100000    SH            SOLE              100000   0        0
D BRIO TECHNOLOGY INC COM STK    COMMON STOCK    109704106  91         15000    SH            SOLE              15000    0        0
D COMPUWARE CORP COM             COMMON STOCK    205638109  2194      225000    SH            SOLE              225000   0        0
D CONCORD EFS INC COM            COMMON STOCK    206197105  1618       40000    SH            SOLE              40000    0        0
D CORVIS CORP COM STK            COMMON STOCK    221009103  246        35000    SH            SOLE              35000    0        0
D ECLIPSYS CORP COM STK          COMMON STOCK    278856109  585        30000    SH            SOLE              30000    0        0
D ELECTRONIC ARTS COM            COMMON STOCK    285512109  2713       50000    SH            SOLE              50000    0        0
D ELECTRONIC DATA SYS CORP COM   COMMON STOCK    285661104  2793       50000    SH            SOLE              50000    0        0
D ELECTRONICS FOR IMAGING INC    COMMON STOCK    286082102  2463      100000    SH            SOLE              100000   0        0
D FREEMARKETS INC COM STK        COMMON STOCK    356602102  715        75000    SH            SOLE              75000    0        0
D INTERSIL HLDG CORP CL A        COMMON STOCK    46069S109  922        50000    SH            SOLE              50000    0        0
D LEGATO SYS INC COM             COMMON STOCK    524651106  1508      125000    SH            SOLE              125000   0        0
D LEXMARK INTL GROUP INC COM     CLASS A         529771107  910        20000    SH            SOLE              20000    0        0
D LOUDCLOUD INC COM STK          COMMON STOCK    545735102  686       120000    SH            SOLE              120000   0        0
D LSI LOGIC CORP COM             COMMON STOCK    502161102  1888      120000    SH            SOLE              120000   0        0
D MICROSTRATEGY INC COM STK      CLASS A         594972101  358       124600    SH            SOLE              124600   0        0
D NASDAQ-100 SHARES COM US ETFS  UNIT SER 1      631100104  4502      115000    SH            SOLE              115000   0        0
D NATIONAL SEMICONDUCT OR CORP U COMMON STOCK    637640103  2140       80000    SH            SOLE              80000    0        0
D NETWORK ASSOCIATES INC COM     COMMON STOCK    640938106  1650      200000    SH            SOLE              200000   0        0
D NIKU CORP COM STK              COMMON STOCK    654113109  134        50000    SH            SOLE              50000    0        0
D PEREGRINE SYSTEMS INC COM      COMMON STOCK    71366Q101  1950      100000    SH            SOLE              100000   0        0
D STORAGENETWORKS COM STK        COMMON STOCK    86211E103  1539      139900    SH            SOLE              139900   0        0
D T-HQ INC COM NEW               COMMON STOCK    872443403  3800      100000    SH            SOLE              100000   0        0
D TRANSMETA COM STK              COMMON STOCK    89376R109  770        40000    SH            SOLE              40000    0        0
D VIAD CORP COM                  COMMON STOCK    92552R109  596        25000    SH            SOLE              25000    0        0
D WEBEX COMM INC COM             COMMON STOCK    94767L109  278        25000    SH            SOLE              25000    0        0
S REPORT SUMMARY                 29 DATA RECORDS            46268         0
OTHERS MANAGERS ON WHOSE BEHALF REPORT IS FILED
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